Reconciliation of Numerator and Denominator of Basic Earnings per Share ("EPS") with that of Diluted EPS (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Numerator:
Net (loss) income attributable to Textainer Group Holdings Limited common shareholders	$ (50,662)	$ 108,408	[1]	$ 190,555	[1]
Weighted average shares outstanding (in thousands):
Basic	56,608,000	56,953,000	[1]	56,719,000	[1]
Dilutive share options and restricted share units		140,000		360,000
Weighted average common shares outstanding-- diluted	56,608,000	57,093,000	[1]	57,079,000	[1]
Net (loss) income attributable to Textainer Group Holdings Limited common shareholders per common share
Basic	$ (0.89)	$ 1.90	[1]	$ 3.36	[1]
Diluted	$ (0.89)	$ 1.90	[1]	$ 3.34	[1]
Anti-dilutive share options and restricted share units, excluded from the computation of diluted EPS because they were anti-dilutive	1,361,071	1,158,326		244,971

[1]	Certain amounts for the years ended December 31, 2015 and 2014 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 “Immaterial Correction of Errors in Prior Periods”).